UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:
811-23164

USCA Fund Trust
(Exact name of registrant as specified in charter)

4444 Westheimer, Suite G500
Houston, TX  77027
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
 (Name and address of agent for service)

(713) 366-0500
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2019

Item 1. Schedule of Investments.

USCA Premium Buy-Write Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.04%[a,b]
Communications - 7.06%
Comcast Corporation	14,000	$591,920
Verizon Communications, Inc.	10,000	571,300
The Walt Disney Co.	4,200	586,488
		1,749,708
Consumer Discretionary - 4.01%
The Home Depot, Inc.	2,900	603,113
Nike, Inc.	1,500	125,925
The TJX Companies, Inc.	5,000	264,400
		993,438
Consumer Staples - 11.46%
Archer-Daniels-Midland Co.	10,000	408,000
Hormel Foods Corp.	6,000	243,240
Keurig Dr. Pepper Inc.	5,000	144,500
Kimberly-Clark Corporation	3,000	399,840
PepsiCo, Inc.	3,000	393,390
Target Corporation	3,000	259,830
Walgreens Boots Alliance, Inc.	7,000	382,690
Walmart Inc.	5,500	607,695
		2,839,185
Energy - 10.33%
EOG Resources, Inc.	3,000	279,480
EQT Corporation	6,500	102,765
Exxon Mobile Corporation	6,500	498,095
Diamondback Energy, Inc.	3,000	326,910
Kinder Morgan Inc.	25,000	522,000
Schlumberger N.V. (Schlumberer Unlimited)[c]	7,500	298,050
The Williams Companies, Inc.	19,000	532,760
		2,560,060
Financials - 9.55%
Bank of America Corp.	14,000	406,000
The Charles Schwab Corporation	4,000	160,760
Fidelity National Information Services, Inc.	1,000	122,680
Goldman Sachs Group Inc.	1,000	204,600
Metlife, Inc.	5,500	273,185
Prudential Financial, Inc.	5,000	505,000
The Travelers Companies, Inc.	2,000	299,040
Weyerhaeuser Co.	15,000	395,100
		2,366,365

USCA Premium Buy-Write Fund
Schedule of Investments - (continued)
June 30, 2019 (Unaudited)

	Shares	Fair Value
Health Care - 13.87%
Alcon Inc.[c,e]	1,060	$65,773
Amgen, Inc.	2,400	442,272
Bristol-Myers Squibb Company	10,500	476,175
CVS Health Corporation	7,500	408,675
Gilead Sciences, Inc.	7,000	472,920
Medtronic Public Limited Company[c]	6,000	584,340
Merck & Co, Inc.	6,000	503,100
Novartis AG ADR[c]	5,300	483,943
		3,437,198
Industrials - 4.58%
Emerson Electric Co.	5,000	333,600
FedEx Corporation	1,000	164,190
Kansas City Southern	2,000	243,640
Paccar, Inc.	5,500	394,130
		1,135,560
Materials - 2.80%
Dowdupont Inc.	2,000	98,620
Franco-Nevada Corporation[c]	7,000	594,160
		692,780
Technology - 14.55%
Accenture PLC[c]	1,000	184,770
Cisco Systems, Inc.	11,000	602,030
Corning Incorporated	8,000	265,840
Intel Corporation	8,000	382,960
Microsoft Corporation	4,500	602,820
Nvidia Corporation	2,000	328,460
Oracle Corporation	7,000	398,790
Qualcomm Incorporated	5,000	380,350
Texas Instruments, Inc.	4,000	459,040
		3,605,060
Utilities - 11.83%
American Electric Power Company, Inc.	6,000	528,060
Duke Energy Corporation	5,000	441,200
Exelon Corporation	11,000	527,340
NextEra Energy, Inc.	2,000	409,720
Public Service Enterprise Group Incorporated	8,500	499,970
The Southern Company	9,500	525,160
		2,931,450

TOTAL COMMON STOCKS (Cost $20,915,198)		22,310,804

USCA Premium Buy-Write Fund
Schedule of Investments - (continued)
June 30, 2019 (Unaudited)

	Shares	Fair Value
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.93%[a,b]
Financials - 0.93%
Cyrusone Inc.	4,000	$230,880

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS) (Cost $234,666)		230,880

EXCHANGE TRADED FUNDS - 3.22%[a,b]
Exchange Traded Funds - 3.22%
iShares 20+ Year Treasury Bond ETF	1,800	239,058
SPDR Gold Shares	4,200	559,440
		798,498

TOTAL EXCHANGE TRADED FUNDS (Cost $718,075)		798,498

MONEY MARKET FUND - 11.50%[a]
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 2.27%[d]	2,849,852	2,849,852

TOTAL MONEY MARKET FUNDS (Cost $2,849,852)		2,849,852

Total Investments (Cost $24,163,291) - 105.69%[a]		$26,190,034
Total Value of Options Written (Premiums received $554,500) - (2.81%)[a]		(696,424)
Assets in Excess of Other Liabilities - (2.88)%[a]		(715,611)
TOTAL NET ASSETS - 100.00%		$24,777,999

Footnotes
ADR American Depository Receipt
[a]	Percentages are stated as a percent of net assets.
[b]	All or a portion of the securities represents collateral for outstanding call option contracts written. As of
March 31, 2019, the total value of collateral securities for outstanding call option contracts written was $23,340,182.
[c]	Foreign issued security.
[d]	Rate reported is the 7-day current yield as of June 30, 2019.
[e]	Non-income producing security.

USCA Premium Buy-Write Fund
Schedule of Options Written
June 30, 2019 (Unaudited)

	Expiration			Notional
Call Options Written	Date	Strike Price	Contracts	Amount	Fair Value
Accenture PLC	July 2019	185.00	5	(92,500)	(1,338)
Accenture PLC	August 2019	180.00	5	(90,000)	(3,875)
American Electric Power Company, Inc.	August 2019	90.00	60	(540,000)	(7,200)
Amgen, Inc.	July 2019	180.00	24	(432,000)	(16,680)
Archer-Daniels-Midland Company	July 2019	41.00	100	(410,000)	(6,400)
Bank of America Corp.	July 2019	29.00	140	(406,000)	(10,570)
Bristol-Myers Squibb Company	July 2019	49.00	105	(514,500)	(683)
The Charles Schwab Corporation	July 2019	42.00	12	(50,400)	(480)
The Charles Schwab Corporation	July 2019	43.00	28	(120,400)	(560)
Cisco Systems, Inc.	July 2019	57.50	50	(287,500)	(925)
Cisco Systems, Inc.	August 2019	57.50	60	(345,000)	(5,010)
Comcast Corporation	July 2019	42.50	135	(573,750)	(7,425)
Comcast Corporation	September 2019	45.00	5	(22,500)	(293)
Corning Incorporated	July 2019	30.00	8	(24,000)	(2,676)
Corning Incorporated	August 2019	34.00	72	(244,800)	(7,200)
CVS Health Corporation	July 2019	60.00	75	(450,000)	(413)
Cyrusone Inc.	July 2019	60.00	35	(210,000)	(1,488)
Cyrusone Inc.	September 2019	60.00	5	(30,000)	(938)
Diamondback Energy, Inc.	August 2019	105.00	30	(315,000)	(24,450)
Dowdupont Inc.	July 2019	52.50	20	(105,000)	(300)
Duke Energy Corporation	July 2019	90.00	50	(450,000)	(3,000)
Emerson Electric Co.	July 2019	67.50	50	(337,500)	(4,500)
EOG Resources, Inc.	July 2019	87.50	30	(262,500)	(20,100)
EQT Corporation	August 2019	18.00	65	(117,000)	(2,438)
Exelon Corporation	July 2019	50.00	100	(500,000)	(1,000)
Exelon Corporation	August 2019	50.00	10	(50,000)	(425)
Exxon Mobile Corporation	July 2019	77.50	55	(426,250)	(4,813)
Exxon Mobile Corporation	August 2019	75.00	10	(75,000)	(3,075)
FedEx Corporation	July 2019	155.00	10	(155,000)	(10,775)
Fidelity National Information Services, Inc.	August 2019	120.00	10	(120,000)	(5,975)
Franco-Nevada Corporation	July 2019	80.00	60	(480,000)	(32,400)
Franco-Nevada Corporation	July 2019	85.00	10	(85,000)	(1,875)
Gilead Sciences, Inc.	July 2019	70.00	70	(490,000)	(3,710)
Goldman Sachs Group Inc.	July 2019	195.00	10	(195,000)	(11,875)
The Home Depot, Inc.	July 2019	200.00	7	(140,000)	(6,580)
The Home Depot, Inc.	July 2019	205.00	7	(143,500)	(3,885)
The Home Depot, Inc.	August 2019	210.00	15	(315,000)	(7,125)
Hormel Foods Corp.	September 2019	40.00	60	(240,000)	(13,050)
Intel Corporation	July 2019	48.00	80	(384,000)	(9,440)
iShares 20+ Year Treasury Bond ETF	July 2019	133.00	18	(239,400)	(2,016)
Kansas City Southern	July 2019	120.00	15	(180,000)	(6,300)
Kansas City Southern	July 2019	125.00	5	(62,500)	(838)
Keurig Dr Pepper Inc.	August 2019	30.00	50	(150,000)	(3,000)

USCA Premium Buy-Write Fund
Schedule of Options Written - (continued)
June 30, 2019 (Unaudited)

	Expiration			Notional
Call Options Written	Date	Strike Price	Contracts	Amount	Fair Value
Kimberly-Clark Corporation	July 2019	$ 135.00	30	$ (405,000)	$ (4,725)
Kinder Morgan Inc.	September 2019	21.00	250	(525,000)	(16,125)
Medtronic Public Limited Company	July 2019	97.50	60	(585,000)	(7,680)
Merck & Co, Inc.	July 2019	82.50	60	(495,000)	(13,620)
Metlife, Inc.	July 2019	47.50	15	(71,250)	(3,803)
Metlife, Inc.	July 2019	50.00	40	(200,000)	(3,180)
Microsoft Corporation	July 2019	140.00	35	(490,000)	(2,923)
Microsoft Corporation	August 2019	135.00	10	(135,000)	(3,925)
NextEra Energy, Inc.	July 2019	200.00	20	(400,000)	(12,700)
Nike, Inc.	July 2019	85.00	15	(127,500)	(1,845)
Novartis AG ADR	July 2019	95.00	53	(503,500)	(47,965)
Nvidia Corporation	July 2019	140.00	20	(280,000)	(49,500)
Oracle Corporation	July 2019	57.50	60	(345,000)	(3,630)
Oracle Corporation	August 2019	55.00	10	(55,000)	(2,720)
Paccar, Inc.	July 2019	72.50	55	(398,750)	(5,500)
PepsiCo, Inc.	July 2019	130.00	30	(390,000)	(9,150)
Prudential Financial, Inc.	July 2019	100.00	5	(50,000)	(1,295)
Prudential Financial, Inc.	September 2019	100.00	45	(450,000)	(21,038)
Public Service Enterprise Group Incorporated	July 2019	60.00	85	(510,000)	(3,613)
Qualcomm Incorporated	July 2019	72.50	25	(181,250)	(11,813)
Qualcomm Incorporated	July 2019	75.00	25	(187,500)	(7,288)
Schlumberger N.V. (Schlumberer Unlimited)	August 2019	40.00	75	(300,000)	(12,900)
The Southern Company	August 2019	52.50	95	(498,750)	(30,875)
SPDR Gold Shares	July 2019	132.00	42	(554,400)	(11,298)
Target Corporation	July 2019	82.50	13	(107,250)	(6,013)
Target Corporation	July 2019	85.00	17	(144,500)	(4,359)
Texas Instruments, Inc.	July 2019	105.00	37	(388,500)	(41,255)
Texas Instruments, Inc.	July 2019	110.00	3	(33,000)	(1,793)
The Travelers Companies, Inc.	July 2019	145.00	20	(290,000)	(11,300)
The TJX Companies, Inc.	July 2019	52.50	20	(105,000)	(2,400)
The TJX Companies, Inc.	October 2019	55.00	30	(165,000)	(4,650)
Verizon Communications, Inc.	August 2019	57.50	6	(34,500)	(702)
Verizon Communications, Inc.	September 2019	60.00	94	(564,000)	(6,580)
Walgreens Boots Alliance, Inc.	July 2019	57.50	70	(402,500)	(1,575)
Walmart Inc.	July 2019	105.00	55	(577,500)	(31,900)
The Walt Disney Co.	July 2019	145.00	32	(464,000)	(2,320)
The Walt Disney Co.	August 2019	150.00	10	(150,000)	(1,370)
Weyerhaeuser Co.	October 2019	27.00	150	(405,000)	(15,000)
The Williams Companies, Inc.	July 2019	27.00	20	(54,000)	(2,590)
The Williams Companies, Inc.	August 2019	28.00	170	(476,000)	(16,235)

Total Value of Call Options Written (Premiums received $469,915)				$ (23,177,150)	$ (696,244)

Investment Valuation
All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market®, and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price.  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices.  Money market funds are valued at net asset value (“NAV”). Short-term debt investments, having a maturity of 60 days or less, are generally valued at the evaluated mean.  Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.  The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase, redeem, or exchange shares.

When market quotations are insufficient or not readily available, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board.  Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE close.

Fair Value of Financial Instruments
As a general principle, the fair value of a security is the amount that the Fund might reasonably expect to realize upon its current sale. The Trust has adopted FASB ASC Topic 820, “Fair Value Measurements and Disclosures” ("ASC 820").  In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique used to measure fair value, including a pricing model, and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of the Fund’s investments relating to ASC 820.  These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value team takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties and (vii) the liquidity or illiquidity of the market for the security.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

Fair Value Measurements at Reporting Date Using
Description	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks (a)	$22,310,804	$-	$-	$22,310,804
Master Limited Partnerships (a)	-	-	-	-
Real Estate Investment Trusts (REITs)	230,880			230,880
Exchange Traded Funds	798,498	-	-	798,498
Money Market Fund	2,849,852	-	-	2,849,852
Total Assets	$26,190,034	$-	$-	$26,190,034
Liabilities
Written Options	$696,424	$-	$-	$696,424
Total Liabilities	$696,424	$-	$-	$696,424

(a)	All other industry classifications are identified in the Schedules of Investments and Written Options.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. During the year ended June 30, 2019, there were no transfers between Level 1, Level 2 or Level 3.

Derivative Financial Instruments
The following is a description of the derivative instruments that the Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to the instrument.

As part of its strategy, the Fund sells (writes) call options on securities held in its portfolio (i.e., covered call options).  The strategy is designed to shield the Fund from some of the risk associated with these securities and to generate additional returns to the extent of call option premiums received.  Written covered call options limit the upside potential of a security above the strike price.

Written Options – Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities.  The amount of the liability is adjusted daily to reflect the fair value of the written options and any change in fair value is recorded as unrealized appreciation (depreciation).  Premiums received from written options that expire are treated as realized gains.  The Fund records a realized gain (loss) on written options based on whether the cost of the closing transaction exceeds the premium received.  If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss.

As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. The use of call options to shield the Fund may result in higher transaction costs. This shielding may not be successful and investors could still lose money through investing in the Fund.

The Fund has adopted the disclosure provision of FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivate fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required, and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815.

The following table presents the type and fair value of derivatives by location as presented on the Statement of Assets and Liabilities at June 30, 2019:

Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value
Equity risk - Written option contracts	Options written, at fair value	$ 696,424

The following table presents the effect of derivatives on the Statement of Operations for the year ended June 30, 2019:

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain (Loss) on Derivatives	Net Realized Gain on Written Option Contracts	Net Unrealized Depreciation of Written Option Contracts
Equity risk – Written option contacts	Options	$170,358	$141,924

The average notional amount of all written call options for the period ended June 30, 2019 was $22,710,594.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) USCA Fund Trust

By (Signature and Title)  /s/ Phil Pilibosian
Phil Pilibosian, President

Date August 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Phil Pilibosian
Phil Pilibosian, President

Date August 7, 2019

By (Signature and Title) /s/ Chris Arnold
Chris Arnold, Treasurer

Date August 7, 2019